Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The below schedules represent the movements in property, plant and equipment (“PPE”) for each respective year presented.

(EUR thousand)	As of March 31
Cost	2024	2023
Machinery, equipment, computers and IT equipment	28,552	30,301
Leasehold improvements	4,340	4,535
Right-of-use assets	47,391	50,508
Total Cost	80,283	85,344
Accumulated depreciation and impairment
Machinery, equipment, computers and IT equipment	(22,131)	(23,797)
Leasehold improvements	(2,716)	(3,056)
Right-of-use assets	(23,402)	(33,652)
Total Accumulated depreciation and impairment	(48,249)	(60,505)

Total Property, plant and equipment	32,034	24,839
The movement tables exclude the movements of right-of-use assets, which are presented and detailed in Note 14.

(EUR thousand)
	Machinery, equipment, computers and IT equipment	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2023	30,301	4,535	34,836
Additions	3,779	407	4,186
Disposals	(4,803)	(1,016)	(5,819)
Reclassifications	(458)	457	(1)
Exchange differences	(267)	(43)	(310)
Closing balance as of March 31, 2024	28,552	4,340	32,892
Accumulated depreciation and impairment
Opening balance as of April 1, 2023	(23,797)	(3,056)	(26,853)
Depreciation charge for the year	(3,153)	(697)	(3,850)
Impairment charge for the year	(1,233)	—	(1,233)
Disposals	5,818	998	6,816
Exchange differences	234	39	273
Closing balance as of March 31, 2024	(22,131)	(2,716)	(24,847)

Net book value as of March 31, 2024	6,421	1,624	8,045

(EUR thousand)
	Machinery, equipment, computers and IT equipment	Leasehold Improvements	Total
Cost
Opening balance as of April 1, 2022	28,494	4,846	33,340
Acquisition of subsidiaries	103	1	104
Disposal of subsidiary	(158)	(14)	(172)
Additions	4,087	689	4,776
Disposals	(1,507)	(1,147)	(2,654)
Reclassifications	(194)	190	(4)
Exchange differences	(524)	(30)	(554)
Closing balance as of March 31, 2023	30,301	4,535	34,836
Accumulated depreciation and impairment
Opening balance as of April 1, 2022	(22,972)	(3,548)	(26,520)
Disposal of subsidiary	123	4	127
Depreciation charge for the year	(2,672)	(529)	(3,201)
Impairment charge for the year	(2)	—	(2)
Disposals	1,380	989	2,369
Reclassifications	4	—	4
Exchange differences	342	28	370
Closing balance as of March 31, 2023	(23,797)	(3,056)	(26,853)

Net book value as of March 31, 2023	6,504	1,479	7,983